Mineral Properties, Plant, and Equipment (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
Disclosure of Mineral Properties, Plant, and Equipment

	Mining Properties
	Depletable Non- depletable
	Reserves and Resources	Exploration and Evaluation	Plant and Equipment	Total
Cost
At December 31, 2023	$-	$68,447	$5,515	$73,962
Acquisition	-	2,100	40,584	42,684
Additions	3,641	(2,467)	2,283	3,457
Disposals	-	(9,750)	(615)	(10,365)
Foreign exchange translation	-	-	(48)	(48)
At December 31, 2024	3,641	58,330	47,719	109,690
Additions	35,267	10,538	32,943	78,748
Disposals	-	(415)	(3,221)	(3,636)
Transfers	(13,107)	-	13,107	-
At December 31, 2025	$25,801	$68,453	$90,548	$184,802

Accumulated depreciation and depletion
At December 31, 2023	-	(45)	(2,491)	(2,536)
Depreciation	-	(7)	(2,462)	(2,469)
Depreciation charge captured in inventory	-	-	10	10
Disposals	-	-	417	417
Foreign exchange translation	-	-	7	7
At December 31, 2024	-	(52)	(4,519)	(4,571)
Depreciation	(2,376)	(8)	(12,508)	(14,892)
Depreciation charge captured in inventory	(2,705)	-	(18)	(2,723)
Disposals	-	-	2,929	2,929
Foreign exchange translation	-	-	-	-
At December 31, 2025	$(5,081)	$(60)	$(14,116)	$(19,257)

Carrying amounts
At December 31, 2024	$3,641	$58,278	$43,200	$105,119
At December 31, 2025	$20,720	$68,393	$76,432	$165,545